LEASES - Right-of-use lease asset by type (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Right-of-use leased asset
Right of use asset	$ 1,147,525	$ 1,114,597
Incremental borrowing rate	7.84%
Gross carrying amount
Right-of-use leased asset
Right of use asset	$ 2,830,616	2,369,326
Gross carrying amount | Machinery and equipment
Right-of-use leased asset
Right of use asset	600,527	598,561
Gross carrying amount | Vehicles
Right-of-use leased asset
Right of use asset	1,015,982	264,069
Gross carrying amount | Equipment and computer software
Right-of-use leased asset
Right of use asset	422,342	407,546
Gross carrying amount | Land and buildings
Right-of-use leased asset
Right of use asset	$ 791,765	$ 1,099,150